Summary of Significant Accounting Policies (Stock Based Compensation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Accounting Policies [Abstract]
Stock based compensation expense	$ 0	$ 0	$ 199
Risk-free interest rate-weighted average			2.606%
Expected life of options-weighted average			10 years
Stock volatility			44.37%
Expected dividend yield			7.80%